Trading Account Profits and Losses (Net Trading Gains (Losses)) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Trading Account Profits And Losses [Abstract]
Interest rate and other derivative contracts		¥ 434,323	¥ (37,486)	¥ (84,408)
Trading account securities, excluding derivatives		(157,669)	1,186,147	50,522
Trading account profits (losses)-net		276,654	1,148,661	(33,886)
Foreign exchange derivative contracts	[1]	374,324	(217,524)	(52,737)
Net trading gains (losses)		¥ 650,978	¥ 931,137	¥ (86,623)

[1]	Gains (losses) on foreign exchange derivative contracts are included in Foreign exchange gains (losses)-net in the accompanying consolidated statements of income. Foreign exchange gains (losses)-net in the accompanying consolidated statements of income are also comprised of foreign exchange gains (losses) other than derivative contracts and foreign exchange gains (losses) related to the fair value option.